Fees And Commissions Income (Details Of Fees And Commissions Income) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Fees And Commissions Income [Line Items]
Fees and commissions income	¥ 1,294,116	¥ 1,160,874	¥ 1,099,963
Trust Fees [Member]
Fees And Commissions Income [Line Items]
Fees and commissions income	105,721	92,525	95,037
Fees On Funds Transfer And Service Charges For Collections [Member]
Fees And Commissions Income [Line Items]
Fees and commissions income	139,974	137,338	139,840
Fees And Commissions On International Business [Member]
Fees And Commissions Income [Line Items]
Fees and commissions income	68,273	58,905	57,688
Fees And Commissions On Credit Card Business [Member]
Fees And Commissions Income [Line Items]
Fees and commissions income	157,227	149,671	149,946
Service Charges On Deposits [Member]
Fees And Commissions Income [Line Items]
Fees and commissions income	20,451	16,727	18,216
Fees And Commissions On Securities Business [Member]
Fees And Commissions Income [Line Items]
Fees and commissions income	221,791	155,983	128,436
Fees On Real Estate Business [Member]
Fees And Commissions Income [Line Items]
Fees and commissions income	34,715	28,041	23,610
Insurance Commissions [Member]
Fees And Commissions Income [Line Items]
Fees and commissions income	39,669	33,472	33,686
Fees And Commissions On Stock Transfer Agency Services [Member]
Fees And Commissions Income [Line Items]
Fees and commissions income	49,394	49,137	49,283
Guarantee Fees [Member]
Fees And Commissions Income [Line Items]
Fees and commissions income	52,634	55,427	58,393
Fees On Investment Funds Business [Member]
Fees And Commissions Income [Line Items]
Fees and commissions income	155,572	130,006	126,601
Other Fees And Commissions [Member]
Fees And Commissions Income [Line Items]
Fees and commissions income	¥ 248,695	¥ 253,642	¥ 219,227